UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3578

Aquila Three Peaks High Income Fund
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/10

Date of reporting period: 6/30/11

FORM N-CSRS

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
June 30, 2011
Aquila Three Peaks High Income Fund

A fund designed for investors seeking high current income

Aquila Three Peaks High Income Fund “Staying The Course in Unpredictable Times”

August, 2011

Dear Fellow Shareholder:

     The returns for various asset classes throughout the second quarter of 2011 were influenced by two very different market dynamics. Early in the quarter, relatively strong first quarter corporate earnings and somewhat better than expected job growth through the first four months of the year fueled the hope for better than expected future U.S. economic growth which helped propel capital market returns higher. However, a combination of domestic and international factors began to weigh on investor sentiment late in the quarter which, in turn, elevated volatility and pressured prices across most asset classes.

     Economic data in the U.S. began to show weaker trends in May that likely led to the very disappointing 54,000 increase in Nonfarm Payrolls for that month, which was well below expectations of a 165,000 increase and April’s original release of a 244,000 increase. The 54,000 increase in jobs was the lowest reading since September 2010 when the economy reported its last decrease in Nonfarm Payrolls. The debt crisis in Europe continued to pressure the capital markets as the potential for a Greek default seemed likely, which stoked fresh fears of contagion to other struggling European countries. Concerns of global inflation also remain high and continue to spur interest rate hikes in China and from the European Central Bank. The potential for slowing growth in China, in conjunction with expectations for weaker U.S. growth, has led to a fairly sharp correction in commodity prices during the second half of the quarter. As an example, the price of oil declined from nearly $115 at the end of April to $90 during the final week of June. The Federal Reserve, through its QE2 program, continued to actively purchase Treasury securities during the second quarter in an attempt to keep rates low. However, the nearing end to the program created uncertainty at the end of the quarter as to the direction of rates going forward. During the last few trading days of June, the yield of the 10-year Treasury note increased 30 basis points from a 2.86% yield to a 3.16% yield on speculation that an extension of the program will not occur – at least not immediately. Budget deficits in the U.S. continue to increase at many levels of government and a lack of clarity surrounding the Federal Government’s plan to raise the Federal debt limit from the current $14.3 trillion capacity added uncertainty across markets during the quarter.

     With that being said, many companies continued to report fairly strong quarterly operating results during the quarter and generally remained positive on their outlook for 2011; however, some companies tapered growth expectations from original estimates. Operating performance continued to show signs of strength, as exhibited by growth in revenues and margin expansion, but scrutiny on guidance over the coming quarters will remain heightened given the headwinds facing

NOT A PART OF THE SEMI-ANNUAL REPORT

consumers, governments and businesses. The high yield market continued to price new issuance at a record pace as companies continue to strengthen balance sheets by extending maturities and reducing borrowing costs. The relatively low interest rate environment has been enticing many companies to actively manage their balance sheets by reducing interest costs or locking in relatively low interest rates for a longer period of time.

     For the year-to-date period, Aquila Three Peaks High Income Fund’s Class Y shares posted a 3.10% total return. Our continued goal with our investment selection process has been to provide stability and predictability given the multitude of economic and political uncertainties around the world. We remain cautious with regard to many of the consumer-related industries due to a high unemployment rate, lofty oil prices and continued weakness in the housing industry. In addition, we continue to believe there remain two serious threats to consumer spending over the coming quarters: a shift in healthcare costs from employer to employee and the potential for taxes to increase to fund budgetary shortfalls at the State and Federal levels. Since nearly three-quarters of the U.S. economy is driven by consumer spending, we are hesitant to increase risk in the portfolio to chase return at a time when it looks like the consumer still has major headwinds to face.

     We believe our investment selection process goal of providing stability and predictability should be appreciated in this environment given the many uncertainties and potential headwinds that plague the global investment landscape over the foreseeable future. As we strive to be prudent financial stewards in our investment process during these turbulent times, we seek to constantly monitor the credit risk and interest rate risk of every security in the portfolio.
Sincerely,

Sandy Rufenacht Portfolio Manager	Diana P. Herrmann President

Performance data is based on past performance and does not guarantee future results. Current performance may be higher or lower. Data current to the most recent month end is available at 800-437-1020 or www.aquilafunds. com. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (unaudited)

Principal
Amount	Security Description	Value

	Corporate Bonds (97.1%)

	Advertising Sales (0.6%)
	Lamar Media Corp.
$1,750,000	6.625%, 08/15/15	$1,776,250

	Apparel Manufacturers (6.0%)
	Hanesbrands, Inc.
7,600,000	8.000%, 12/15/16	8,113,000
	Levi Strauss & Co.
11,000,000	8.875%, 04/01/16	11,412,500
		19,525,500
	Broadcast Service/Programming (3.5%)
	Liberty Media Corp.
10,750,000	5.700%, 05/15/13	11,193,437

	Cable/Satellite TV (6.1%)
	CCO Holdings LLC
3,500,000	7.250%, 10/30/17	3,626,875
	EchoStar DBS Corp.
15,250,000	6.625%, 10/01/14	16,050,625
		19,677,500
	Casino Hotels (3.5%)
	Las Vegas Sands Corp.
11,225,000	6.375%, 02/15/15	11,351,281

	Cellular Telecommunications (1.0%)
	Nextel Communications
3,150,000	6.875%, 10/31/13	3,169,687

	Coal (0.4%)
	Arch Western Finance, LLC
1,295,000	6.750%, 07/01/13	1,296,619

	Commercial Services (4.1%)
	Iron Mountain, Inc.
13,250,000	6.625%, 01/01/16	13,250,000

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

Principal
Amount	Security Description	Value

	Corporate Bonds (continued)

	Computer Services (0.2%)
	SunGard Data Systems, Inc.
$500,000	10.250%, 08/15/15	$517,500

	Consumer Products - Miscellaneous (1.0%)
	Jarden Corp.
3,000,000	8.000%, 05/01/16	3,255,000

	Containers - Metal/Glass (2.5%)
	Ball Corp.
3,000,000	7.125%, 09/01/16	3,270,000
	Owens-Brockway Glass Container, Inc.
1,125,000	7.375%, 05/15/16	1,223,438
	Silgan Holdings, Inc.
3,530,000	7.250%, 08/15/16	3,724,150
		8,217,588
	Containers - Paper/Plastic (4.9%)
	Graham Packaging Co., Inc.
7,500,000	9.875%, 10/15/14	7,696,875
	Graphic Packaging International, Inc.
5,894,000	9.500%, 08/15/13	5,952,940
	Rock-Tenn Co
2,000,000	5.625%, 03/15/13	2,065,000
		15,714,815
	Dialysis Centers (0.9%)
	DaVita, Inc.
2,850,000	6.375%, 11/01/18	2,885,625

	Diverse Operations/Commercial Services (2.4%)
	Aramark Corp.
7,500,000	8.500%, 02/01/15	7,790,625

	Food - Retail (1.1%)
	Ingles Markets, Inc.
1,500,000	8.875%, 05/15/17	1,605,000

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

Principal
Amount	Security Description	Value

	Corporate Bonds (continued)

	Food - Retail (continued)
	Stater Brothers Holdings, Inc.
$2,000,000	7.750%, 04/15/15	$2,070,000
		3,675,000
	Funeral Services & Related Items (3.2%)
	Service Corp. International
9,500,000	7.375%, 10/01/14	10,331,250

	Gambling - Non-Hotel (1.6%)
	Pinnacle Entertainment, Inc.
5,000,000	7.500%, 06/15/15	5,087,500

	Hotels & Motels (2.2%)
	ITT Corp.
5,000,000	7.375%, 11/15/15	5,662,500
	Wyndham Worldwide Corp.
1,500,000	6.000%, 12/01/16	1,592,969
		7,255,469
	Human Resources (1.4%)
	CDRT Merger Sub, Inc.
4,590,000	8.125%, 06/01/19	4,590,000

	Machinery - Farm (2.0%)
	Case New Holland, Inc.
6,000,000	7.750%, 09/01/13	6,495,000

	Medical - Hospitals (9.0%)
	Community Health Systems, Inc.
12,500,000	8.875%, 07/15/15	12,875,000
	HCA, Inc.
15,500,000	6.750%, 07/15/13	16,158,750
		29,033,750
	Medical Products (0.6%)
	Hager Orthopedic Group
1,750,000	7.125%, 11/15/18 144A	1,806,875

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

Principal
Amount	Security Description	Value

	Corporate Bonds (continued)

	Oil & Gas Drilling (0.1%)
	Unit Corp.
$425,000	6.625%, 05/15/21	$425,000

	Oil Company - Exploration & Production (11.6%)
	Berry Petroleum Co.
4,000,000	10.250%, 06/01/14	4,570,000
	Bill Barrett Corp.
7,500,000	9.875%, 07/15/16	8,400,000
	Comstock Resources, Inc.
4,000,000	8.375%, 10/15/17	4,200,000
	Encore Acquisition Co.
2,500,000	9.500%, 05/01/16	2,778,125
	Denbury Resources, Inc.
4,500,000	9.750%, 03/01/16	5,028,750
	Penn Virginia Corp.
2,250,000	10.375%, 06/15/16	2,491,875
	Petrohawk Energy Corp.
9,500,000	7.875%, 06/01/15	9,951,250
		37,420,000
	Paper & Related Products (1.8%)
	Georgia Pacific Corp.
5,000,000	7.700%, 06/15/15	5,736,250

	Physical Therapy/Rehabilitation Centers (0.6%)
	HealthSouth Corp.
2,000,000	7.250%, 10/01/18	2,085,000

	Pipelines (1.5%)
	Atlas Pipeline Partners L.P.
2,750,000	8.750%, 06/15/18	2,908,125
	Copano Energy LLC
2,000,000	7.750%, 06/01/18	2,060,000
		4,968,125

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

Principal
Amount	Security Description	Value

	Corporate Bonds (continued)

	Private Corrections (1.9%)
	Corrections Corporation of America
$4,750,000	6.250%, 03/15/13	$4,761,875
1,500,000	6.750%, 01/31/14	1,530,000
		6,291,875
	Real Estate Investment Trust - Hotels (2.4%)
	Host Marriott, L.P.
7,650,000	6.750%, 06/01/16	7,898,625

	Resorts/Theme Parks (1.0%)
	Universal City Development Partners, Ltd.
3,000,000	8.875%, 11/15/15	3,337,500

	Satellite Telecommunications (1.6%)
	GeoEye, Inc.
2,350,000	9.625%, 10/01/15	2,655,500
2,500,000	8.625%, 10/01/16	2,631,250
		5,286,750
	Telecom Services (0.2%)
	tw telecom holdings, inc.
500,000	8.000%, 03/01/18	533,125

	Telephone - Integrated (10.4%)
	Citizens Communications Co.
10,000,000	6.625%, 03/15/15	10,425,000
	Qwest Communications International, Inc.
15,500,000	7.500%, 02/15/14	15,732,500
	Windstream Corp.
3,250,000	8.125%, 08/01/13	3,526,250
3,800,000	8.625%, 08/01/16	3,956,750
		33,640,500
	Theaters (2.2%)
	AMC Entertainment, Inc.
7,000,000	8.000%, 03/01/14	7,017,500

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

Principal
Amount	Security Description		Value

	Corporate Bonds (continued)

	Transport - Rail (1.8%)
	Kansas City Southern
$5,400,000	8.000%, 06/01/15		$5,791,500

	Wireless Equipment (1.8%)
	Crown Castle International Corp.
5,250,000	9.000%, 01/15/15		5,696,250
	Total Corporate Bonds		314,024,271
	Total Investments (cost $303,373,094 - note 4)	97.1%	314,024,271
	Other assets less liabilities	2.9	9,504,613
	Net Assets	100.0%	$323,528,884

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011 (unaudited)

Percent of
Portfolio Distribution	Investments
Advertising Sales	0.6%
Apparel Manufacturers	6.2
Broadcast Service/Programming	3.6
Cable/Satellite TV	6.3
Casino Hotels	3.6
Cellular Telecommunications	1.0
Coal	0.4
Commercial Services	4.2
Computer Services	0.2
Consumer Products - Miscellaneous	1.0
Containers - Metal/Glass	2.6
Containers - Paper/Plastic	5.0
Dialysis Centers	0.9
Diverse Operations/Commercial Services	2.5
Food - Retail	1.2
Funeral Services & Related Items	3.3
Gambling - Non-Hotel	1.6
Hotels & Motels	2.3
Human Resources	1.5
Machinery - Farm	2.1
Medical - Hospitals	9.2
Medical Products	0.6
Oil & Gas Drilling	0.1
Oil Company - Exploration & Production	11.9
Paper & Related Products	1.8
Physical Therapy/Rehabilitation Centers	0.7
Pipelines	1.6
Private Corrections	2.0
Real Estate Investment Trust- Hotels	2.5
Resorts/Theme Parks	1.1
Satellite Telecommunications	1.7
Telecom Services	0.2
Telephone - Integrated	10.7
Theaters	2.2
Transport - Rail	1.8
Wireless Equipment	1.8
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2011 (unaudited)

ASSETS
Investments at value (cost $303,373,094)	$314,024,271
Cash	5,068,343
Interest receivable	6,349,259
Receivable for Fund shares sold	366,149
Other assets	21,722
Total assets	325,829,744
LIABILITIES
Dividends payable	1,191,082
Payable for Fund shares redeemed	883,687
Management fees payable	173,575
Distribution and service fees payable	2,979
Accrued expenses and other liabilities	49,537
Total liabilities	2,300,860
NET ASSETS	$323,528,884
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$356,584
Additional paid-in capital	309,302,786
Net unrealized appreciation on investments (note 4)	10,651,177
Accumulated net realized gain on investments	3,218,337
	$323,528,884
CLASS A
Net Assets	$52,810,548
Capital shares outstanding	5,822,443
Net asset value and redemption price per share	$9.07
Maximum offering price per share (100/96 of $9.07 adjusted to nearest cent)	$9.45
CLASS C
Net Assets	$31,696,131
Capital shares outstanding	3,494,461
Net asset value and offering price per share	$9.07
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$9.07	*
CLASS I
Net Assets	$85,585,170
Capital shares outstanding	9,429,806
Net asset value, offering and redemption price per share	$9.08
CLASS Y
Net Assets	$153,437,035
Capital shares outstanding	16,911,727
Net asset value, offering and redemption price per share	$9.07

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011 (unaudited)

Investment Income:

Interest income		$10,820,664

Expenses:

Management fees (note 3)	$1,061,949
Distribution and service fees (note 3)	276,818
Transfer and shareholder servicing agent fees (note 3)	211,080
Trustees’ fees and expenses	60,343
Legal fees (note 3)	36,292
Registration fees and dues	29,475
Fund accounting fees	24,402
Shareholders’ reports	21,192
Custodian fees (note 7)	14,310
Auditing and tax fees	11,157
Insurance	7,192
Chief compliance officer services (note 3)	2,150
Miscellaneous	13,764
Total expenses	1,770,124

Expenses paid indirectly (note 7)	(965)
Net expenses		1,769,159
Net investment income		9,051,505

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	2,604,914
Change in unrealized appreciation on investments	(1,702,121)

Net realized and unrealized gain (loss) on investments		902,793
Net change in net assets resulting from operations		$9,954,298

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(unaudited)	December 31, 2010
OPERATIONS:
Net investment income	$9,051,505	$17,554,006
Net realized gain (loss) from securities transactions	2,604,914	6,595,670
Change in unrealized appreciation on investments	(1,702,121)	2,855,916
Change in net assets resulting from operations	9,954,298	27,005,592

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares:
Net investment income	(1,437,903)	(2,869,658)
Net realized gain on investments	–	(1,312,101)

Class C Shares:
Net investment income	(766,492)	(1,529,003)
Net realized gain on investments	–	(854,520)

Class I Shares:
Net investment income	(2,501,991)	(5,002,151)
Net realized gain on investments	–	(2,339,282)

Class Y Shares:
Net investment income	(4,345,119)	(8,154,222)
Net realized gain on investments	–	(3,774,756)
Change in net assets from distributions	(9,051,505)	(25,835,693)

CAPITAL SHARE TRANSACTIONS (note 5):
Proceeds from shares sold	55,185,776	123,275,900
Short-term trading redemption fees	1,722	11,464
Reinvested dividends and distributions	5,480,498	19,080,893
Cost of shares redeemed	(58,474,424)	(93,228,340)
Change in net assets from capital share transactions	2,193,572	49,139,917
Change in net assets	3,096,365	50,309,816

NET ASSETS:
Beginning of period	320,432,519	270,122,703
End of period	$323,528,884	$320,432,519

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2011 (unaudited)

1. Organization

     Aquila Three Peaks High Income Fund (the “Fund”) is an open-end investment company, which is organized as a Massachusetts business trust. The Fund is a diversified portfolio and on June 1, 2006 began its current investment operations to obtain high current income with capital appreciation as a secondary objective when consistent with its primary objective. The Fund is authorized to issue an unlimited number of shares and offers four classes of shares, Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the bid price. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs – Corporate Obligations*	314,024,271
Level 3 – Significant Unobservable Inputs	—
Total	$314,024,271

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2007-2009) or expected to be taken in the Fund’s 2010 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2010, a reclassification was made to increase undistributed net income by $1,028 and decrease accumulated net realized gains on investments by $1,028. These reclassifications had no effect on net assets or net asset value per share.

i)
Accounting pronouncements: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2010.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these updates and amendments may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

payable monthly and computed as of the close of business each day at the annual rate of 0.65 of 1% of the Fund’s net assets.

     Three Peaks Capital Management, LLC (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio and arranges for the purchases and sales of portfolio securities. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.45% on the first $100 million of net assets, 0.40% on the next $150 million of net assets and 0.35% on net assets above $250 million.

     The Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2010 through April 30, 2011 so that total Fund expenses would not exceed 1.15% for Class A Shares, 1.95% for Class C Shares, 1.22% for Class I Shares and 0.95% for Class Y Shares. There were no waivers or reimbursements required during that period. The fee waivers and expense reimbursements in 2008 and 2009 may be recovered by the Manager from the Fund to the extent that the net unreimbursed Total Annual Fund Operating Expenses do not exceed any contractual limitations. As of June 30, 2011, the total of these amounts was $541,874 of which $236,720 expires on December 31, 2011 and $305,154 expires on December 31, 2012.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information. b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the six months ended June 30, 2011, distribution fees on Class A Shares amounted to $52,060, of which the Distributor retained $2,518.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

0.75% of the Fund’s net assets represented by Class C Shares and for the six months ended June 30, 2011, amounted to $121,577. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s net assets represented by Class C Shares and for the six months ended June 30, 2011, amounted to $40,526. The total of these payments made with respect to Class C Shares amounted to $162,103, of which the Distributor retained $31,351.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2011, these payments were made at the average annual rate of 0.29% (0.14% under the Distribution Plan and 0.15% under the Shareholder Services Plan) of such net assets and amounted to $130,390 of which $62,655 related to the Plan and $67,735 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through these intermediaries with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2011, total commissions on sales of Class A Shares amounted to $56,308 of which the Distributor received $11,658. c) Other Related Party Transactions

     On June 1, 2011, Bingham McCutchen LLP replaced Butzel Long PC (“Butzel”) as counsel to the Fund. During the period January 1, 2011 to May 31, 2011, the Fund incurred $35,894 of legal fees allocable to Butzel for legal services in conjunction with the Fund’s ongoing operations. During this period, the Fund’s former Secretary was Of Counsel to Butzel.

4. Purchases and Sales of Securities

     During the six months ended June 30, 2011, purchases of securities and proceeds from the sales of securities aggregated $132,332,978 and $109,567,949, respectively.

     At June 30, 2011, the aggregate tax cost for all securities was $303,373,094. At June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $11,459,385 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $808,208 for a net unrealized appreciation of $10,651,177.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

5. Capital Share Transactions

a) Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	June 30, 2011			Year Ended
	(unaudited)			December 31, 2010
	Shares	Amount		Shares	Amount
Class A Shares:
Proceeds from shares sold	984,737	$8,963,649		1,777,189	$16,244,226
Reinvested distributions	94,966	864,268		289,557	2,630,350
Cost of shares redeemed	(847,409)	(7,716,949)		(1,317,085)	(12,062,276)
Net change	232,294	2,110,968		749,661	6,812,300
Class C Shares:
Proceeds from shares sold	433,825	3,950,110		1,352,258	12,345,100
Reinvested distributions	34,653	315,353		112,670	1,023,270
Cost of shares redeemed	(598,518)	(5,450,601)		(699,958)	(6,397,209)
Net change	(130,040)	(1,185,138)		764,970	6,971,161
Class I Shares:
Proceeds from shares sold	1,529,387	13,949,815		3,267,326	29,680,763
Reinvested distributions	220,368	2,006,529		770,705	7,008,843
Cost of shares redeemed	(2,363,922)	(21,592,996	)(a)	(2,448,798)	(22,305,340	)(a)
Net change	(614,167)	(5,636,652)		1,589,233	14,384,266
Class Y Shares:
Proceeds from shares sold	3,109,983	28,322,202		7,125,893	65,005,811
Reinvested distributions	251,584	2,294,348		926,011	8,418,430
Cost of shares redeemed	(2,602,201)	(23,712,156	)(b)	(5,746,626)	(52,452,051	)(b)
Net change	759,366	6,904,394		2,305,278	20,972,190
Total transactions in Fund
shares	247,453	$2,193,572		5,409,142	$49,139,917

(a)	Net of short-term trading redemption fees of $293 and $1,869, for 2011 and 2010, respectively. (See note 5b)
(b)	Net of short-term trading redemption fees of $1,429 and $9,595, for 2011 and 2010, respectively. (See note 5b)

b)
Short-Term Trading Redemption Fee: The Fund and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Fund imposes a redemption fee of 1.00% of the shares’ redemption value on any redemption of Class A Shares on which a sales charge is not imposed or of Class I and Class Y Shares, if the redemption occurs within 90 days of purchase. The fee is paid to the Fund and is designed

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

to offset the costs to the Fund caused by short-term trading in Fund shares. The Fund retains the fee charged as paid-in capital which becomes part of the Fund’s daily net asset value (NAV) calculation. The fee does not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder’s death or disability. For the six months ended June 30, 2011, fees collected did not have a material effect on the financial highlights.

6. Portfolio Orientation

     The Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds.” High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

7. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011 (unaudited)

distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

The tax character of distributions:

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
Ordinary income	$23,068,573	$13,402,642
Long term capital gains	2,767,120	–
	$25,835,693	$13,402,642

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Ordinary income*	$613,423
Unrealized appreciation	12,353,298
$12,966,721

* Ordinary income may include short-term capital gains that were reclassed in accordance with Federal income tax regulations.

10. Tax Information

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was enacted on December 22, 2010. The Modernization Act amends several tax provisions impacting mutual funds. In general, the amendments are effective for fiscal years after enactment. The Modernization Act provides several benefits, including the unlimited carryover of future capital losses versus the prior eight year limitation. Relevant information regarding the impact of the Modernization Act, if any, will be contained within the Federal Tax Status of Distributions section of the financial statements for the fiscal year ending December 31, 2011.

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A											Class C
	Six Months											Six Months
	Ended									Period		Ended										Period
	6/30/11		Year Ended December 31,							Ended		6/30/11		Year Ended December 31,								Ended
	(unaudited)		2010		2009	2008		2007		12/31/06 (1)		(unaudited)		2010		2009		2008		2007		12/31/06 (2)
Net asset value, beginning of period	$9.05		$9.00		$7.71	$9.84		$10.10		$10.00		$9.05		$9.00		$7.71		$9.84		$10.10		$10.00
Income (loss) from investment operations:
Net investment income	0.25	(3)	0.55	(3)	0.64 (3)	0.65	(3)	0.63	(3)	0.30	(4)	0.21	(3)	0.47	(3)	0.57	(3)	0.57	(3)	0.55	(3)	0.26	(4)
Net gain (loss) on securities (both realized
and unrealized)	0.02		0 .29		1.30	(2.13)		(0.24)		0.11		0.02		0.29		1.30		(2.12)		(0.24)		0.10
Total from investment operations	0.27		0.84		1.94	(1.48)		0.39		0.41		0.23		0.76		1.87		(1.55)		0.31		0.36
Less distributions:
Dividends from net investment income	(0.25)		(0.55)		(0.65)	(0.65)		(0.63)		(0.30)		(0.21)		(0.47)		(0.58)		(0.58)		(0.55)		(0.25)
Distributions from capital gains	–		(0.24)		–	–		(0.02)		(0.01)		–		(0.24)		–		–		(0.02)		(0.01)
Total distributions	(0.25)		(0.79)		(0.65)	(0.65)		(0.65)		(0.31)		(0.21)		(0.71)		(0.58)		(0.58)		(0.57)		(0.26)
Net asset value, end of period	$9. 07		$9 05		$9.00	$7.71		$9.84		$10.10		$9.07		$9.05		$9.00		$7.71		$9.84		$10.10
Total return	3.00	%(5)(7)	9.60	%(7)	25.92%.	(15.72	)%(7)	3.95	%(7)	4.11	%(5)(7)	2.59%		8.73	%(8)	24.91	%(8)	(16.41	)%(8)	3.11	%(8)	3.63	%(5)(8)
Ratios/supplemental data
Net assets, end of period (in millions)	$53		$51		$44	$16		$12		$5		$32		$33		$26		$7		$4		$1
Ratio of expenses to average net assets	1.11	%(6)(9)	1.12	%(9)	1.00%	1.16%		1.15%		1.53	%(6)	1.91	%(6)(9)	1.92	%(9)	1.80%		1.96%		1.95%		2.04	%(6)
Ratio of net investment income to average net assets	5.52	%(6)(9)	5.99	%(9)	7.43%	7.05%		6.15%		4.90	%(6)	4.73	%(6)(9)	5.16	%(9)	6.56%		6.28%		5.35%		4.84	%(6)
Portfolio turnover rate	35.34	%(5)	72.39%		154.98%	65.53%		157.39%		100.40	%(5)	35.34	%(5)	72.39%		154.98%		65.53%		157.39%		100.40%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.11	%(6)(9)	1.12	%(9)	1.17%	1.62%		2.54%		10.77	%(6)	1.91	%(6)(9)	1.92	%(9)	1.96%		2.39%		3.31%		5.83	%(6)
Ratio of net investment income (loss) to average net assets	5.52	%(6)(9)	5.99%		7.26%	6.59%		4.76%		(4.34	)%(6)	4.73	%(6)(9)	5.16	%(9)	6.40%		5.84%		3.99%		1.05	%(6)

The expense ratios after giving effect to waiver of fees, expense reimbursement and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.11	%(6)(9)	1.12	%(9)	1.00%	1.00%		1.00%		1.00	%(6)	1.91	%(6)(9)	1.92	%(9)	1.80%		1.80%		1.80%		1.80	%(6)
________________
(1)	Commenced operations on 6/01/06.
(2)	Commenced operations on 6/08/06.
(3)	Per share amounts have been calculated using the daily average shares method.
(4)	Per share amounts have been calculated using the monthly average shares method.
(5)	Not annualized.
(6)	Annualized.
(7)	Not reflecting sales charge.
(8)	Not reflecting CDSC.
(9)	No reduction in the management fee was required during the period, contractual or otherwise.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I									Class Y
	Six Months									Six Months
	Ended							Period		Ended							Period
	6/30/11		Year Ended December 31,					Ended		6/30/11		Year Ended December 31,					Ended
	(unaudited)		2010		2009	2008	2007	12/31/06(1)		(unaudited)		2010		2009	2008	2007	12/31/06(2)
Net asset value, beginning of period	$9.05		$9.01		$7.72	$9.84	$10.10	$9.96		$9.05		$9.00		$7.71	$9.84	$10.10	$10.00
Income (loss) from investment operations:
Net investment income	0.25	(3)	0.55	(3)	0.64 (3)	0.67 (3)	0.64 (3)	0.29	(4)	0.26	(3)	0.57	(3)	0.66 (3)	0.67 (3)	0.65 (3)	0.32	(4)
Net gain (loss) on securities (both realized
and unrealized)	0.03		0.28		1.31	(2.14)	(0.24)	0.15		0.02		0.29		1.30	(2.13)	(0.24)	0.10
Total from investment operations	0.28		0.83		1.95	(1.47)	0.40	0.44		0.28		0.86		1.96	(1.46)	0.41	0.42
Less distributions:
Dividends from net investment income	(0.25)		(0.55)		(0.66)	(0.65)	(0.64)	(0.29)		(0.26)		(0.57)		(0.67)	(0.67)	(0.65)	(0.31)
Distributions from capital gains	–		(0.24)		–	–	(0.02)	(0.01)		–		(0.24)		–	–	(0.02)	(0.01)
Total distributions	(0.25)		(0.79)		(0.66)	(0.65)	(0.66)	(0.30)		(0.26)		(0.81)		(0.67)	(0.67)	(0.67)	(0.32)
Net asset value, end of period	$9.08		$9.05		$9.01	$7.72	$9.84	$10.10		$9.07		$9.05		$9.00	$7.71	$9.84	$10.10
Total return	3.12	%(5)	9.51%		25.96%	(15.58)%	4.03%	4.50	%(5)	3.10	%(5)	9.81%		26.15%	(15.56)%	4.16%	4.22	%(5)
Ratios/supplemental data
Net assets, end of period (in millions)	$86		$91		$76	$31	$4	$3		$153		$146		$125	$25	$11	$2
Ratio of expenses to average net assets	1.07	%(6)(7)	1.09	%(7)	0.95%	1.07%	1.10%	1.32	%(6)	0.91	%(6)(7)	0.92	%(7)	0.80%	0.96%	0.95%	1.07	%(6)
Ratio of net investment income to average net assets	5.54	%(6)(7)	6.01	%(7)	7.48%	8.03%	6.24%	5.34	%(6)	5.72	%(6)(7)	6.19	%(7)	7.58%	7.39%	6.40%	5.95	%(6)
Portfolio turnover rate	35.34	%(5)	72.39%		154.98%	65.53%	157.39%	100.40%		35.34	% (5)	72.39%		154.98%	65.53%	157.39%	100.40	%(5)

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.07	%(6)(7)	1.09	%(7)	1.11%	1.34%	2.70%	7.81	%(6)	0.91	%(6)(7)	0.92	%(7)	0.97%	1.38%	2.26%	5.38	%(6)
Ratio of net investment income (loss) to average net assets	5.54	%(6)(7)	6.01	%(7)	7.32%	7.76%	4.63%	(1.15	)%(6)	5.72	%(6)(7)	6.19	%(7)	7.42%	6.96%	5.08%	1.65	%(6)

The expense ratios after giving effect to waiver of fees, expense reimbursement and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.07	%. (6)(7)	1.09	%(7)	0.94%	0.93%	0.93%	0.94	%(6)	0.91	%(6)(7)	0.92	%(7)	0.80%	0.80%	0.80%	0.80	%(6)
________________
(1)	Commenced operations on 6/29/06.
(2)	Commenced operations on 6/01/06.
(3)	Per share amounts have been calculated using the daily average shares method.
(4)	Per share amounts have been calculated using the monthly average shares method.
(5)	Not annualized.
(6)	Annualized.
(7)	No reduction in the management fee was required during the period, contractual or otherwise.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The tables below are based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended June 30, 2011

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.00%	$1,000.00	$1,030.00	$5.59
Class C	2.59%	$1,000.00	$1,025.90	$9.59
Class I	3.12%	$1,000.00	$1,031.20	$5.39
Class Y	3.10%	$1,000.00	$1,031.00	$4.58

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 1.11%, 1.91%, 1.07% and 0.91% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2011

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,019.29	$5.56
Class C	5.00%	$1,000.00	$1,015.32	$9.54
Class I	5.00%	$1,000.00	$1,019.49	$5.36
Class Y	5.00%	$1,000.00	$1,020.28	$4.56

(1)
Expenses are equal to the annualized expense ratio of 1.11%, 1.91%, 1.07% and 0.91% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2011 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no current action on the part of shareholders is required.

     For the calendar year ended December 31, 2010, 89.29% of the dividends and distributions paid by Aquila Three Peaks High Income Fund during calendar year 2010 are taxable as ordinary dividend income and 10.71% are taxable as long-term capital gain.

     Prior to February 15, 2011, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2010 calendar year.

     Prior to February 15, 2012, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2011 calendar year.

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Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
THREE PEAKS CAPITAL MANAGEMENT, LLC
3750 Dacoro Lane, Suite 100
Castle Rock, Colorado 80109

Board of Trustees
Diana P. Herrmann, Chair
John M. Burlingame
Theodore T. Mason
Glenn P. O’Flaherty
Russell K. Okata
John J. Partridge

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Trustee, Chair and President September 9, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer September 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Trustee, Chair and President September 9, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer September 9, 2011

AQUILA THREE PEAKS HIGH INCOME FUND
EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.